Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Share capital		Share premium		Other reserves		Retained earnings		Non-controlling interests		Total
Beginning balance at Dec. 31, 2022	[1]	$ 41		$ 14		$ (883)		$ 5,787		$ (2)		$ 4,957
Profit for the year								474				474	[2]
Other comprehensive income:
Net exchange adjustments offset in reserves						(172)						(172)	[2]
Net gain/(loss) on net investment hedge						136						136	[2]
Net gain/(loss) on cash flow hedge	[3]					4						4	[2]
Cost of hedging						12						12	[2]
Tax related to items taken to other comprehensive income								7				7	[2]
Total other comprehensive income for the year						(20)		481				461	[2]
Transactions with owners:
Gain on stock options				5								5
Dividends paid to equity shareholders								(252)				(252)
Cost of equity-settled share-based payment plans								32				32
Movement in the carrying value of put options								5				5
Ending balance at Dec. 31, 2023		41	[1]	19	[1]	(903)	[1]	6,053	[1]	(2)	[1]	5,208	[4]
Profit for the year								392				392	[2]
Other comprehensive income:
Net exchange adjustments offset in reserves						(35)						(35)	[2]
Net gain/(loss) on net investment hedge						(22)						(22)	[2]
Net gain/(loss) on cash flow hedge	[3]					35						35	[2]
Cost of hedging						(7)						(7)	[2]
Tax related to items taken to other comprehensive income								(8)				(8)	[2]
Total other comprehensive income for the year						(29)		384				355	[2]
Transactions with owners:
Gain on stock options				1								1
Dividends paid to equity shareholders								(292)				(292)
Cost of equity-settled share-based payment plans								25				25
Tax related to items taken directly to equity								(3)				(3)
Movement in the carrying value of put options								(1)				(1)
Ending balance at Dec. 31, 2024		41	[1]	20	[1]	(932)	[1]	6,166	[1]	(2)	[1]	5,293	[4]
Profit for the year								470				470
Other comprehensive income:
Remeasurement of net defined benefit liability								1				1
Net exchange adjustments offset in reserves						(139)						(139)
Net gain/(loss) on net investment hedge						129						129
Net gain/(loss) on cash flow hedge	[3]					(31)						(31)
Tax related to items taken to other comprehensive income								18				18
Cumulative reserves recycled to income statement on disposal of foreign operations						27						27
Total other comprehensive income for the year						(14)		489				475
Transactions with owners:
Gain on stock options				1								1
Dividends paid to equity shareholders								(304)				(304)
Cost of equity-settled share-based payment plans								28				28
Tax related to items taken directly to equity								1				1
Ending balance at Dec. 31, 2025		$ 41		$ 21		$ (946)		$ 6,380		$ (2)		$ 5,494

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section.
[3]	$31m net loss (2024: $35m net gain; 2023: $4m net gain) on cash flow hedge includes a $64m gain (2024: $65m loss; 2023: $36m loss) from the effective portion of changes in fair value, and a $95m loss (2024: $100m gain; 2023: $40m gain) reclassification to the income statement due to changes in foreign exchange rates.
[4]	Refer to foreign currency translation in material accounting policies section.